DEBT OBLIGATIONS (Details) $ in Millions	Dec. 31, 2016 USD ($)
Maturities Of Long Term Debt [Abstract]
2018	$ 5,299
2019	3,849
2020	4,034
2021	4,208
2022 and thereafter	15,249
Long Term Debt include Issuance Cost	$ 32,639